Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth, by level within the fair value measurements hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024. As required, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. In accordance with GAAP, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value measurements hierarchy. The fair value amounts presented in the following tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

		Fair Value Measurements at December 31, 2025
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Mutual funds	$142,728,000	$142,728,000	$—	$—
NiSource Stock Fund:
NiSource Inc. common stock	237,993,144	237,993,144	—	—
Money market government portfolio	2,393,701	2,393,701	—	—
Money market fund	69,805,046	69,805,046	—	—
Total investments in the fair value hierarchy	$452,919,891	$452,919,891	$—	$—
Investments at net asset value:
Common collective trusts	1,861,797,911
Total	$2,314,717,802

		Fair Value Measurements at December 31, 2024
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Mutual funds	$349,785,674	$349,785,674	$—	$—
NiSource Stock Fund:
NiSource Inc. common stock	221,265,715	221,265,715	—	—
Money market government portfolio	2,103,703	2,103,703	—	—
Money market fund	77,421,990	77,421,990	—	—
Total investments in the fair value hierarchy	$650,577,082	$650,577,082	$—	$—
Investments at net asset value:
Common collective trusts	1,344,531,873
Total	$1,995,108,955